CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 28,968	$ 14,840	$ 55,085	$ 30,181	$ 65,774	$ 39,256	$ 44,833
Net unrealized (losses)gains on securities available-for-sale:
Unrealized gains arising during the period	10,451	7,960	11,563	14,445	(25,361)	(2,024)	4,081
Reclassification adjustments for (gains) realized in net income	154	(644)	103	(684)	(2,359)	(739)	(409)
Net unrealized (losses) gains on securities available-for-sale	10,605	7,316	11,666	13,761	(27,720)	(2,763)	3,672
Net unrealized (losses) gains on derivative instruments designated as cash flow hedges:
Unrealized (losses) gains arising during the period	3,111	9,716	2,101	20,342	(4,732)	4,705
Reclassification adjustments for (gains) realized in net income	(736)	(2,278)	(1,915)	(3,399)	(7,106)	(3,079)
Net change in unrealized (losses) gains on derivative instruments	2,375	7,438	186	16,943	(11,838)	1,626
Change in pension liability:
Actuarial (losses) gains arising during the period (net of $81, $(11) and $308 tax effect, respectively)					(145)	15	(502)
Reclassification adjustments for losses realized in net income (net of $(77), $(58) and $(63) tax effect, respectively)					132	97	79
Net unrealized (losses) gains on pension liability					(13)	112	(423)
Other comprehensive (loss) income	12,980	14,754	11,852	30,704	(39,571)	(1,025)	3,249
Preferred stock dividend							1,370
Preferred stock discount accretion							2,273
Comprehensive income attributable to common shareholder					$ 26,203	$ 38,231	$ 44,439
Comprehensive income	$ 41,948	$ 29,594	$ 66,937	$ 60,885